PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks 91.6%
Australia 4.3%
Spark Infrastructure Group	357,076	$710,658
Sydney Airport*	157,814	906,010
Transurban Group	46,134	486,130
		2,102,798
Canada 6.5%
Canadian National Railway Co.	8,851	961,720
Enbridge, Inc.	18,829	742,233
Pembina Pipeline Corp.	23,294	769,994
TC Energy Corp.	14,702	716,717
		3,190,664
China 1.8%
China Longyuan Power Group Corp. Ltd. (Class H Stock)	362,577	674,267
Jiangsu Expressway Co. Ltd. (Class H Stock)	201,635	215,743
		890,010
France 9.9%
Eiffage SA	17,105	1,741,650
Getlink SE	30,301	484,920
Veolia Environnement SA	36,026	1,183,826
Vinci SA	14,096	1,490,151
		4,900,547
Germany 1.0%
RWE AG	13,307	474,076
India 0.4%
Power Grid Corp. of India Ltd.	78,655	181,273
Italy 1.9%
Atlantia SpA*	51,429	930,627
Mexico 2.3%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)*	57,131	653,528
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)*	26,366	477,062
		1,130,590

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain 11.8%
Aena SME SA, 144A*	6,521	$1,038,488
Cellnex Telecom SA, 144A	34,825	2,273,659
EDP Renovaveis SA	24,048	566,006
Ferrovial SA	65,974	1,956,514
		5,834,667
United States 51.7%
American Tower Corp., REIT	1,933	546,652
American Water Works Co., Inc.	5,716	972,349
CenterPoint Energy, Inc.	70,413	1,792,715
Cheniere Energy, Inc.*	23,095	1,961,458
CMS Energy Corp.	8,171	504,886
Dominion Energy, Inc.	15,027	1,125,071
DT Midstream, Inc.*	18,433	781,559
Equinix, Inc., REIT	675	553,777
Essential Utilities, Inc.	15,131	743,235
Eversource Energy	10,483	904,368
Exelon Corp.	10,786	504,785
Kansas City Southern	2,678	717,168
NextEra Energy Partners LP	8,770	679,938
NextEra Energy, Inc.	23,373	1,820,757
NiSource, Inc.	19,528	483,709
Norfolk Southern Corp.	6,994	1,803,263
ONEOK, Inc.	9,179	477,033
PG&E Corp.*	49,268	433,066
Public Service Enterprise Group, Inc.	23,937	1,489,599
SBA Communications Corp., REIT	3,315	1,130,382
Targa Resources Corp.	50,342	2,119,902
Union Pacific Corp.	7,540	1,649,450
Waste Connections, Inc.	6,277	795,233
Williams Cos., Inc. (The)	59,353	1,486,793
		25,477,148

Total Common Stocks (cost $35,927,267)		45,112,400
Preferred Stocks 5.2%
Canada 2.9%
GFL Environmental, Inc., CVT, 6.000%, Maturing 03/15/23	17,821	1,447,600

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
United States 2.3%
AES Corp. (The), CVT, 6.875%, Maturing 02/15/24	4,480	$454,182
NextEra Energy, Inc., CVT, 6.219%, Maturing 09/01/23	13,060	677,684
		1,131,866

Total Preferred Stocks (cost $2,107,158)		2,579,466

Total Long-Term Investments (cost $38,034,425)		47,691,866
Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $444,345)(wb)	444,345	444,345

TOTAL INVESTMENTS 97.7% (cost $38,478,770)		48,136,211
Other assets in excess of liabilities 2.3%		1,132,122

Net Assets 100.0%		$49,268,333

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CVT—Convertible Security
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3